Fair Value Measurements (Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail)
¥ in Millions
		Sep. 30, 2024 JPY (¥)	Mar. 31, 2024 JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale		¥ 130,873	¥ 129,959
Available-for-sale debt securities		2,601,080	2,665,478
Equity securities	[1]	584,008	597,601
Derivative assets		33,151	25,490
Other assets		2,859	2,786
Derivative Liability		55,766	48,190
Policy liabilities and Policy Account Balances		151,331	167,207
Reinsurance recoverables
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets		2,859	2,786
Variable annuity and variable life insurance contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Policy liabilities and Policy Account Balances		151,331	167,207
Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		411,845	401,465
Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		799,148	844,579
CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		86,466	87,740
Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		216,825	296,780
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		236,301	319,297
Equity securities		165,652	162,857
Derivative assets		0	0
Derivative Liability		0	0
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	[2]	130,873	129,959
Available-for-sale debt securities		2,601,080	2,665,478
Derivative assets		33,151	25,490
Other assets		2,859	2,786
Total		3,197,886	3,286,816
Derivative Liability		55,766	48,190
Policy liabilities and Policy Account Balances		151,331	167,207
Accounts Payable		14,174	14,136
Total financial liabilities		251,195	277,029
Fair Value, Measurements, Recurring | Reinsurance recoverables
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	[3]	2,859	2,786
Fair Value, Measurements, Recurring | Variable annuity and variable life insurance contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[4]	151,331	167,207
Fair Value, Measurements, Recurring | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		411,845	401,465
Fair Value, Measurements, Recurring | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	[5]	799,148	844,579
Fair Value, Measurements, Recurring | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		216,825	296,780
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	[2]	83,050	96,566
Available-for-sale debt securities		236,301	319,297
Derivative assets		0	0
Other assets		2,859	2,786
Total		497,427	588,007
Derivative Liability		0	0
Policy liabilities and Policy Account Balances		151,331	167,207
Accounts Payable		14,174	14,136
Total financial liabilities		166,403	185,560
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale		83,050	96,566
Fair Value, Measurements, Recurring | Level 3 | Reinsurance recoverables
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	[3]	2,859	2,786
Fair Value, Measurements, Recurring | Level 3 | Reinsurance recoverables | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets		2,859	2,786
Fair Value, Measurements, Recurring | Level 3 | Variable annuity and variable life insurance contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[4]	151,331	167,207
Fair Value, Measurements, Recurring | Level 3 | Variable annuity and variable life insurance contracts | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Policy liabilities and Policy Account Balances		151,331	167,207
Fair Value, Measurements, Recurring | Level 3 | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		10,376	10,922
Fair Value, Measurements, Recurring | Level 3 | Japanese prefectural and foreign municipal bond securities | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		6,816	7,145
Fair Value, Measurements, Recurring | Level 3 | Japanese prefectural and foreign municipal bond securities | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		3,560	3,777
Fair Value, Measurements, Recurring | Level 3 | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	[5]	5,377	5,586
Fair Value, Measurements, Recurring | Level 3 | Corporate debt securities | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		70	140
Fair Value, Measurements, Recurring | Level 3 | Corporate debt securities | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		¥ 5,307	¥ 5,446
Fair Value, Measurements, Recurring | Level 3 | Corporate debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.006	0.004
Fair Value, Measurements, Recurring | Level 3 | CMBS and RMBS in the Americas | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		¥ 6,762	¥ 7,165
Fair Value, Measurements, Recurring | Level 3 | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		213,786	295,624
Fair Value, Measurements, Recurring | Level 3 | Other asset-backed securities and debt securities | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		34,420	28,391
Fair Value, Measurements, Recurring | Level 3 | Other asset-backed securities and debt securities | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		¥ 179,366	¥ 267,233
Fair Value, Measurements, Recurring | Level 3 | Other asset-backed securities and debt securities | Probability of default | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.003	0.019
Fair Value, Measurements, Recurring | Level 3 | Investment funds | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		¥ 118,652	¥ 131,907
Fair Value, Measurements, Recurring | Level 3 | Investment funds | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		40,766	24,668
Fair Value, Measurements, Recurring | Level 3 | Certain investment funds | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		6,234	6,282
Fair Value, Measurements, Recurring | Level 3 | Contingent Consideration | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts Payable		¥ 14,174	¥ 14,136
Fair Value, Measurements, Recurring | Level 3 | Contingent Consideration | EV/Terminal EBITDA multiple | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Accounts Payable		15	15
Fair Value, Measurements, Recurring | Level 3 | Options held/written and other | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		¥ 9,565	¥ 6,501
Derivative Liability		¥ 898	4,198
Fair Value, Measurements, Recurring | Level 3 | Options held/written and other | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability			¥ 19
Fair Value, Measurements, Recurring | Level 3 | Minimum | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Loans held for sale		0.066	0.077
Fair Value, Measurements, Recurring | Level 3 | Minimum | Reinsurance recoverables | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0	(0.001)
Fair Value, Measurements, Recurring | Level 3 | Minimum | Reinsurance recoverables | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0	0
Fair Value, Measurements, Recurring | Level 3 | Minimum | Reinsurance recoverables | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.015	0.015
Fair Value, Measurements, Recurring | Level 3 | Minimum | Reinsurance recoverables | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0	0
Fair Value, Measurements, Recurring | Level 3 | Minimum | Variable annuity and variable life insurance contracts | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0	(0.001)
Fair Value, Measurements, Recurring | Level 3 | Minimum | Variable annuity and variable life insurance contracts | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0	0
Fair Value, Measurements, Recurring | Level 3 | Minimum | Variable annuity and variable life insurance contracts | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.015	0.015
Fair Value, Measurements, Recurring | Level 3 | Minimum | Variable annuity and variable life insurance contracts | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0	0
Fair Value, Measurements, Recurring | Level 3 | Minimum | Japanese prefectural and foreign municipal bond securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.044	0.049
Fair Value, Measurements, Recurring | Level 3 | Minimum | Other asset-backed securities and debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.004	0.003
Fair Value, Measurements, Recurring | Level 3 | Minimum | Investment funds | WACC | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		0.133	0.128
Fair Value, Measurements, Recurring | Level 3 | Minimum | Investment funds | EV/Terminal EBITDA multiple | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		7.5	7.5
Fair Value, Measurements, Recurring | Level 3 | Minimum | Investment funds | EV/Last twelve months EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		8	8.1
Fair Value, Measurements, Recurring | Level 3 | Minimum | Investment funds | EV/Forward EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		7.1	6.8
Fair Value, Measurements, Recurring | Level 3 | Minimum | Investment funds | EV/Precedent transaction last twelve months EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		8	8
Fair Value, Measurements, Recurring | Level 3 | Minimum | Certain investment funds | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		0.08	0.08
Fair Value, Measurements, Recurring | Level 3 | Minimum | Options held/written and other | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Derivative assets		0.12	0.12
Significant unobservable inputs, Derivative liabilities		0.12	0.12
Fair Value, Measurements, Recurring | Level 3 | Maximum | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Loans held for sale		0.114	0.13
Fair Value, Measurements, Recurring | Level 3 | Maximum | Reinsurance recoverables | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.016	0.016
Fair Value, Measurements, Recurring | Level 3 | Maximum | Reinsurance recoverables | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		1	1
Fair Value, Measurements, Recurring | Level 3 | Maximum | Reinsurance recoverables | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.14	0.14
Fair Value, Measurements, Recurring | Level 3 | Maximum | Reinsurance recoverables | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		1	1
Fair Value, Measurements, Recurring | Level 3 | Maximum | Variable annuity and variable life insurance contracts | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.016	0.016
Fair Value, Measurements, Recurring | Level 3 | Maximum | Variable annuity and variable life insurance contracts | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		1	1
Fair Value, Measurements, Recurring | Level 3 | Maximum | Variable annuity and variable life insurance contracts | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.30	0.30
Fair Value, Measurements, Recurring | Level 3 | Maximum | Variable annuity and variable life insurance contracts | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		1	1
Fair Value, Measurements, Recurring | Level 3 | Maximum | Japanese prefectural and foreign municipal bond securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.098	0.105
Fair Value, Measurements, Recurring | Level 3 | Maximum | Other asset-backed securities and debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.512	0.512
Fair Value, Measurements, Recurring | Level 3 | Maximum | Investment funds | WACC | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		0.237	0.264
Fair Value, Measurements, Recurring | Level 3 | Maximum | Investment funds | EV/Terminal EBITDA multiple | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		12	12
Fair Value, Measurements, Recurring | Level 3 | Maximum | Investment funds | EV/Last twelve months EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		10.8	9.5
Fair Value, Measurements, Recurring | Level 3 | Maximum | Investment funds | EV/Forward EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		10.8	9.6
Fair Value, Measurements, Recurring | Level 3 | Maximum | Investment funds | EV/Precedent transaction last twelve months EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		11.4	13
Fair Value, Measurements, Recurring | Level 3 | Maximum | Certain investment funds | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		0.12	0.12
Fair Value, Measurements, Recurring | Level 3 | Maximum | Options held/written and other | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Derivative assets		0.33	0.33
Significant unobservable inputs, Derivative liabilities		0.33	0.33
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Loans held for sale		0.087	0.10
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Reinsurance recoverables | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.007	0.005
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Reinsurance recoverables | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.029	0.029
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Reinsurance recoverables | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.048	0.048
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Reinsurance recoverables | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		1	1
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Variable annuity and variable life insurance contracts | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.007	0.005
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Variable annuity and variable life insurance contracts | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.023	0.021
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Variable annuity and variable life insurance contracts | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.058	0.059
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Variable annuity and variable life insurance contracts | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.67	0.667
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Japanese prefectural and foreign municipal bond securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.08	0.058
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Corporate debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.006	0.004
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Other asset-backed securities and debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.053	0.067
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Other asset-backed securities and debt securities | Probability of default | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.003	0.019
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Investment funds | WACC | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		0.174	0.172
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Investment funds | EV/Terminal EBITDA multiple | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		9.1	9.5
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Investment funds | EV/Last twelve months EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		9.1	8.8
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Investment funds | EV/Forward EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		8.8	8.2
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Investment funds | EV/Precedent transaction last twelve months EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		9.4	9.9
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Certain investment funds | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		0.118	0.103
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Contingent Consideration | EV/Terminal EBITDA multiple | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Accounts Payable		15	15
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Options held/written and other | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Derivative assets		0.147	0.146
Significant unobservable inputs, Derivative liabilities		0.147	0.146

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥161,244 million and ¥146,047 million as of March 31, 2024 and September 30, 2024, respectively. The amount of investment funds and others that elected the fair value option and were included in equity securities were ¥26,945 million and ¥25,618 million as of March 31, 2024 and September 30, 2024, respectively.
[2]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were a gain of ¥353 million and ¥451 million from the change in the fair value of the loans for the six months ended September 30, 2023 and 2024, respectively. No gains or losses were recognized in earnings during the six months ended September 30, 2023 and 2024 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2024, were ¥130,554 million and ¥129,959 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥595 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of September 30, 2024, were ¥130,663 million and ¥130,873 million, respectively, and the amount of the aggregate fair value was more than the amount of aggregate unpaid principal balance by ¥210 million. There were no loans that are 90 days or more past due or, in non-accrual status as of March 31, 2024. The amounts of aggregate unpaid principal balance and aggregate fair value of loans that are 90 days or more past due or, in non-accrual status as of September 30, 2024, were ¥13,151 million and ¥12,903 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥248 million.
[3]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥2,786 million and ¥2,859 million as of March 31, 2024 and September 30, 2024, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings during the six months ended September 30, 2023 and 2024, see Note 17 “Income and Expenses Relating to Life Insurance Operations.”
[4]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥167,207 million and ¥151,331 million as of March 31, 2024 and September 30, 2024, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the six months ended September 30, 2023 and 2024, see Note 17 “Income and Expenses Relating to Life Insurance Operations.”
[5]	A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses of ¥48 million and gains of ¥415 million from the change in the fair value of those investments for the six months ended September 30, 2023 and 2024, respectively. The amounts of aggregate fair value elected the fair value option were ¥7,751 million and ¥9,996 million as of March 31, 2024 and September 30, 2024, respectively.